Shareholders' Equity - Outstanding Warrants (Details)	Dec. 31, 2021 $ / shares shares
Not Held by Softbank and Softbank Affiliates
Class of Warrant or Right [Line Items]
Number of shares (in shares)	23,877,787
Warrants Expiring July 31, 2025 | Not Held by Softbank and Softbank Affiliates
Class of Warrant or Right [Line Items]
Number of shares (in shares)	4,495
Warrants, exercise price (in usd per share) | $ / shares	$ 15.89
Warrants Expiring July 31, 2025 | Held by Softbank and Softbank Affiliates
Class of Warrant or Right [Line Items]
Number of shares (in shares)	56,114,522
Warrants Expiring February 8, 2026 | Not Held by Softbank and Softbank Affiliates
Class of Warrant or Right [Line Items]
Number of shares (in shares)	23,873,292
Warrants, exercise price (in usd per share) | $ / shares	$ 11.50
Warrants Expiring December 27, 2024 | Held by Softbank and Softbank Affiliates
Class of Warrant or Right [Line Items]
Number of shares (in shares)	5,057,306
Warrants, exercise price (in usd per share) | $ / shares	$ 0.02
Warrants Expiring October 20, 2031 | Held by Softbank and Softbank Affiliates
Class of Warrant or Right [Line Items]
Number of shares (in shares)	39,133,649
Warrants, exercise price (in usd per share) | $ / shares	$ 0.01
Warrants Expiring December 6, 2031 | Held by Softbank and Softbank Affiliates
Class of Warrant or Right [Line Items]
Number of shares (in shares)	11,923,567
Warrants, exercise price (in usd per share) | $ / shares	$ 0.01